Mars Hill Global Relative Value ETF (Prospectus Summary) | Mars Hill Global Relative Value ETF
MARS HILL GLOBAL RELATIVE VALUE ETF
INVESTMENT OBJECTIVE
The Mars Hill Global Relative Value ETF (the "Fund") seeks to provide average annual returns in excess of the total return of the MSCI World Index (the

"Index"), with comparable volatility and little to no correlation with the

Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of average net assets)
Annual Fund Operating Expenses		Mars Hill Global Relative Value ETF
MANAGEMENT FEES		1.35%
DISTRIBUTION (12b-1) FEES		none
TOTAL OTHER EXPENSES		1.98%
Short Interest Expense		1.62%
OTHER EXPENSES		0.36%
ACQUIRED FUND (UNDERLYING ETF) FEES AND EXPENSES	[1]	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES	[2]	3.42%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[3]	0.21%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		3.21%
[1]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including exchange-traded notes and certain exchange -traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.
[3]	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mars Hill Global Relative Value ETF	324	1,031	1,761	3,689

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal year, the Fund's portfolio turnover rate was 751% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in both long and short positions in other exchange-traded funds (the "Underlying ETFs") that offer diversified exposure to global regions, countries, styles (market capitalization, value, growth, etc.)

or sectors, and other exchange-traded products ("ETPs"), including but not limited to exchange-traded notes ("ETN"), exchange-traded currency trusts and closed-end funds. In addition, the Fund may use liquid futures contracts, swaps and other derivatives tied to broad market indices when establishing net long or net short exposure on top of the core long/short portfolio.

Mars Hill Partners, LLC ("Mars Hill" or the "Sub-Advisor") seeks to achieve the

Fund's investment objective by taking long positions in the Underlying ETFs that invest in what it believes to be the most relatively attractive global regions and countries within those regions, and by establishing an equivalent dollar amount of short positions in the Underlying ETFs that invest in what it believes to be the most relatively unattractive global regions and countries within those regions. By maintaining a core portfolio construction of equal long and short dollar exposure, the Sub-Advisor seeks to minimize the influence of directional trends and market exposure ("beta"), and instead seeks to profit from the relative performance between long and short positions in global regions,

countries, styles or sectors. Yet from time-to-time, the Sub-Advisor may engage in leveraging techniques through the use of derivatives to add directional exposure of up to 50% net long or net short exposure on top of its core long/short portfolio. In doing so, the Sub-Advisor seeks to generate additional profits for the Fund by being net long when stock markets are rising and net short when markets are falling. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and Underlying ETFs that invest in these and other highly liquid instruments to collateralize its derivative positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As indicated below, the Fund is subject to a number of risks that may affect the value of its shares. The value of an investment in the Fund is based on the performance of the Underlying ETFs and ETPs in which it invests and the allocation of its assets among those Underlying ETFs and ETPs. The key risks of an investment in the Fund include the key risks of investing in the Underlying

ETFs and ETPs. The Fund's share price will fluctuate.

The value of the Fund's long portfolio may decrease if the value of an

Underlying ETF or ETP in the portfolio decreases or if the Fund's portfolio managers are incorrect about their assessment of an Underlying ETF's or ETP's intrinsic worth. The value of the Fund's long portfolio could also decrease if the stock market goes down. Conversely, the value of the Fund may be adversely impacted if an Underlying ETF or ETP in the portfolio that is sold short increases in value or if the stock market goes up. If the value of the Fund's portfolio decreases, the Fund's net asset value ("NAV") will also decrease,

which means if you sell your shares in the Fund you may lose money. In addition,

you could lose money on your investment in the Fund and the Fund could also return less than other investments:

  o If any of the Underlying ETFs or ETPs in the Fund's portfolio do not increase in value as expected

  o If interest rates go up, causing the value of debt securities held by an

    Underlying ETF to decline

  o If the issuer of a debt security held by an Underlying ETF is unable to make timely payments of principal or interest when due

  o If returns from the types of securities in which an Underlying ETF invests, or an ETP is exposed to, underperform returns from the various general securities markets or different asset classes

  o Because investments by an Underlying ETF in, or an ETP's exposure to, foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

  o Because an Underlying ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector

  o Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount

  o If the Sub-Advisor's allocation decisions do not anticipate market trends successfully

As with any fund, there is no guarantee that the Fund will achieve its investment gobjective.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the headings: "More Information

About Principal Investment Strategies;" "More Information About Principal Risks

of Investing in the Fund" and "Overview of the Principal Risks of the Underlying

ETFs and ETPs" in this Prospectus.

FUND PERFORMANCE
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;

however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at

www.advisorshares.com.